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December 20, 2007

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Document Control -- EDGAR


RE:      POST-EFFECTIVE AMENDMENT NO. 1 ON FORM N-4
         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
         FILE NOS. 333-144422/ 811-07511
         RIVERSOURCE(R) ENDEAVOR PLUS(SM) VARIABLE ANNUITY

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 678-0175 or Kristin Vann at (612) 671-4179.

Sincerely,



/s/      Elisabeth A. Dahl
-----------------------------
         Elisabeth A. Dahl
         Assistant General Counsel